Annual Fund Operating Expenses - AZL DFA U.S. Core Equity Fund - AZL DFA U.S. Core Equity Fund	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	0.85%	[1],[2]

[1]
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.54% through at least April 30, 2022, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

[2]	After Fee Waiver